UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.6%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,039,420

3,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	3,020,910

1,040	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	A1	1,086,134

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	N/R	2,952,390

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – NPFG Insured	5/14 at 100.00	Aa3	2,016,206

3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	3,150,750
12,875	Total Education and Civic Organizations			13,265,810
	Energy – 0.5%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Ba2	941,090
	Health Care – 15.3%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	12/11 at 100.00	BB	2,704,257

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB–	1,984,094
750	5.000%, 12/01/26	12/14 at 100.00	BBB–	716,783

350	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	346,808

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,517,250

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	A+	3,006,000

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	No Opt. Call	Aa1	1,283,138

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A2	2,506,325
2,000	5.250%, 10/01/42	10/17 at 100.00	A2	1,972,740

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,013,721

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	N/R	2,294,656

4,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	4,018,000

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,220,300
27,020	Total Health Care			26,584,072

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 5.4%

$3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	$3,295,434

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,266,272

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	3/12 at 102.00	N/R	4,888,050
10,015	Total Housing/Multifamily			9,449,756
	Housing/Single Family – 0.8%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,328,074
	Industrials – 1.4%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,492,250
	Materials – 0.6%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,088,490
	Tax Obligation/General – 26.0%

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,503,285

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	2,240,018

1,415	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – NPFG Insured	11/11 at 100.00	Aa1	1,415,863

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,740,065

4,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA+	5,209,534

5,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	4,065,300

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/13 at 101.00	Aa2	1,194,670

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured	2/15 at 100.00	AA+	3,182,580

1,200	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	1,269,120

500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	584,590

500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	559,875

280	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	321,070

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,378,562

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2868, 13.533%, 2/01/16 (IF)	No Opt. Call	AAA	1,963,222

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – NPFG Insured	7/14 at 101.00	Aa1	1,713,871

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/General (continued)

$5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2		$5,408,285

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
710	4.750%, 2/01/29	2/17 at 100.00	AA+		735,155
2,425	5.000%, 2/01/33	2/17 at 100.00	AA+		2,513,634

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R		2,141,854
44,020	Total Tax Obligation/General				45,140,553
	Tax Obligation/Limited – 10.8%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	Aa2		3,286,112

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
350	5.250%, 12/01/22 – AGC Insured	No Opt. Call	AA+		371,119
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA+		1,472,696

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R		2,572,900

100	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	N/R		103,047

2,030	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–		2,134,992

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
400	5.400%, 1/01/20	7/15 at 100.00	A–		410,820
1,575	5.600%, 1/01/30	7/15 at 100.00	A–		1,564,164

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA		1,035,936

110	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+		133,943

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
280	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	Baa1		304,254
70	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	Baa1		74,838

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A1		1,666,793

2,490	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA		2,925,152

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2		598,255
17,590	Total Tax Obligation/Limited				18,655,021
	Transportation – 1.9%

3,335	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA+		3,363,781
	U.S. Guaranteed – 6.7% (4)

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
110	6.000%, 10/01/11 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	110,527
405	6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa1	(4)	495,720

890	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	AA+	(4)	1,002,950

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R	(4)	3,999,675

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$3,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – NPFG Insured	2/12 at 102.00	Aaa		$3,125,100

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	AAA		1,147,740

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22 (Pre-refunded 1/01/12)	1/12 at 101.00	Baa1	(4)	1,722,486
10,830	Total U.S. Guaranteed				11,604,198
	Utilities – 7.7%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – NPFG Insured	3/12 at 100.00	Baa1		467,525

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	A		3,155,160

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+		1,737,450

105	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – AGM Insured	No Opt. Call	AA+		106,398

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
60	5.500%, 9/15/23	No Opt. Call	A		59,002
300	5.500%, 9/15/27	No Opt. Call	A		289,611

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007B:
500	5.000%, 3/15/21	No Opt. Call	A		480,775
1,180	5.000%, 3/15/22	No Opt. Call	A		1,116,976

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A, 6.800%, 1/01/12	No Opt. Call	A		1,018,250

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	A+		360,348

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A		1,360,772

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A2		3,118,770
13,460	Total Utilities				13,271,037
	Water and Sewer – 15.7%

4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1		4,595,000

250	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AA+		253,585

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA+		835,848

110	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 – AGM Insured	6/14 at 100.00	AA+		119,632

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	Aa3		1,046,510

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/13 at 100.00	Aa2		148,347

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32	6/18 at 100.00	Aa2		1,157,464
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa2		3,906,941

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	AA+	$1,010,010

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	Aa1	2,557,200

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,047,230

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	1,840,799

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	2,351,937

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AA–	1,038,860

3,500	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	Aa1	3,549,105

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA+	1,131,070

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	Aa2	110,201

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	478,991
25,735	Total Water and Sewer			27,178,730
$170,705	Total Investments (cost $171,039,881) – 100.4%			174,362,862
	Floating Rate Obligations – (1.9)%			(3,380,000)
	Other Assets Less Liabilities – 1.5%			2,643,771
	Net Assets – 100%			$173,626,633

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$174,362,862	$—	$174,362,862

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

August 31, 2011

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $167,580,260.

Gross unrealized appreciation and gross unrealized (depreciation) of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$5,816,187
Depreciation	(2,414,075)
Net unrealized appreciation (depreciation) of investments	$3,402,112

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.4%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$2,460	5.500%, 5/15/30	11/11 at 101.00	A	$2,462,066
2,000	5.875%, 5/15/39	11/11 at 101.00	A–	1,985,460
4,460	Total Consumer Staples			4,447,526
	Education and Civic Organizations – 9.0%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – NPFG Insured	11/11 at 101.00	A3	1,500,660

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – NPFG Insured	10/12 at 102.00	Baa1	2,059,340

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA+	1,586,505

750	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	N/R	775,440

1,460	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – NPFG Insured	8/14 at 100.00	A3	1,472,147

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 – NPFG Insured	9/16 at 100.00	A+	1,603,180
8,740	Total Education and Civic Organizations			8,997,272
	Health Care – 21.7%

	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A:
1,250	5.000%, 7/01/19	No Opt. Call	A+	1,378,338
2,000	6.000%, 7/01/29	7/19 at 100.00	A+	2,148,260

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	3,739,014

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA+	1,992,258

	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A:
1,000	6.375%, 7/01/30	7/14 at 100.00	A+	1,032,090
1,500	5.250%, 8/15/32	8/15 at 100.00	A+	1,479,330

2,680	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/12 at 100.00	BB+	2,604,451

2,550	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Baa1	2,634,788

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	4,677,563
21,230	Total Health Care			21,686,092
	Housing/Multifamily – 3.8%

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,059,910

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	Baa3	2,763,270
4,000	Total Housing/Multifamily			3,823,180

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 4.5%

$600	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	$614,472

230	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	10/11 at 100.00	Aaa	241,222

990	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aaa	1,056,993

510	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006C, 5.000%, 6/01/33	6/16 at 103.00	Aaa	514,014

1,265	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Program Series 2009A, 5.250%, 12/01/40	6/19 at 100.00	Aaa	1,310,489

130	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	11/11 at 100.00	Aaa	130,000

65	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	11/11 at 100.00	Aaa	65,000

175	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	11/11 at 100.00	Aaa	175,000

240	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	12/11 at 100.00	Aaa	240,096

125	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	12/11 at 100.00	Aaa	125,099
4,330	Total Housing/Single Family			4,472,385
	Long-Term Care – 3.1%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/12 at 100.00	AA+	3,052,860
	Materials – 4.0%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	11/11 at 100.00	BBB	1,250,088

1,500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–	1,536,210

1,305	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,244,813
4,055	Total Materials			4,031,111
	Tax Obligation/General – 8.4%

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA+	2,380,987

3,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	A3	3,301,872

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,122,640

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2011C, 6.500%, 7/01/40	7/21 at 100.00	Baa1	1,068,810

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	525,320
7,755	Total Tax Obligation/General			8,399,629

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 24.3%

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
$2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	BBB	$2,683,924
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	BBB	2,018,080

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	1,930,327

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	A+	1,013,460

1,165	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Jefferson Parish Project, Refunding Series 2009A, 5.375%, 4/01/31	4/19 at 100.00	Aa2	1,246,434

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Refunding Series 2010A, 5.000%, 5/01/21	5/20 at 100.00	Aa3	1,121,180

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	AA–	1,066,090

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	1,046,820

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AGM Insured (UB)	5/16 at 100.00	AA+	1,563,525

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 17.730%, 5/01/33 (IF)	5/20 at 100.00	AA	1,181,290

8,145	Orleans Parish School Board, Louisiana, Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	6,798,387

1,000	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	3/14 at 101.00	AA+	1,072,300

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/11 at 100.00	BBB+	1,503,015
24,685	Total Tax Obligation/Limited			24,244,832
	Transportation – 6.1%

2,700	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A, 5.250%, 1/01/41	1/20 at 100.00	A–	2,763,828

2,000	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA+	2,040,860

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008/, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA+	1,258,164
6,005	Total Transportation			6,062,852
	Utilities – 5.8%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	3/12 at 100.00	BBB	1,500,645

3,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – NPFG Insured	11/14 at 100.00	A+	3,296,670

1,000	Saint Tammany Parish, Louisana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	A+	1,016,870
5,500	Total Utilities			5,814,185
	Water and Sewer – 3.1%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	507,165

1,500	East Baton Rouge Sewage Commission, Louisiana, Revenue Bonds, Series 2009A, 5.250%, 2/01/34	2/19 at 100.00	AA–	1,598,940

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	$1,003,787
3,000	Total Water and Sewer			3,109,892
$96,760	Total Long-Term Investments (cost $95,009,887) – 98.2%			98,141,816

	Short-Term Investments – 2.5%

2,500	Louisiana Municipal Natural Gas Purchasing and Distribution Authority, Gas Project 1 Revenue Bonds, Variable Rate Demand Obligations Tender Option Bond Trust 1411Q, 0.260%, 8/01/16 (WI/DD, Settling 9/01/11) (4)	No Opt. Call	VMIG-1	2,500,000
	Total Short-Term Investments (cost $2,500,000)			2,500,000
	Total Investments (cost $97,509,887) – 100.7%			100,641,816
	Floating Rate Obligations – (1.9)%			(1,875,000)
	Other Assets Less Liabilities – 1.2%			1,134,951
	Net Assets – 100%			$99,901,767

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$98,141,816	$—	$98,141,816
Short-Term Investments	—	2,500,000	—	2,500,000
Total	$—	$100,641,816	$—	$100,641,816

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $95,666,646.

10	Nuveen Investments

Gross unrealized appreciation and gross unrealized (depreciation) of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$3,785,882
Depreciation	(685,712)
Net unrealized appreciation (depreciation) of investments	$3,100,170

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.7%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$2,509,590

425	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	451,295
3,425	Total Consumer Staples			2,960,885
	Education and Civic Organizations – 7.8%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	Aa3	1,843,741

1,250	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA+	1,237,213

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	1,038,040

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,162,540

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
1,000	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,017,340
3,350	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	3,293,419

255	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	N/R	259,332

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aa3	1,116,845

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
245	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	A+	255,974
140	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	A+	145,953
50	5.000%, 4/01/27 – AMBAC Insured	10/12 at 100.00	A+	50,516

405	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	A1	416,907

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	11/11 at 100.00	Aaa	446,024

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	Aaa	1,730,759

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,844,640
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	3,634,334
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,129,958

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	839,141

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA+	4,180,920

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA+	1,375,114
32,585	Total Education and Civic Organizations			32,018,710
	Energy – 0.4%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Ba2	1,440,270

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 13.9%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
$3,005	5.250%, 10/01/27	10/17 at 100.00	N/R	$2,619,939
2,225	5.250%, 10/01/38	10/17 at 100.00	N/R	1,791,325

7,550	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	7,396,131

2,900	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Refunding Revenue Bonds, Carolinas HealthCare System, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	2,936,946

3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA+	3,349,158

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA+	2,550,037

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	A+	3,733,050

5,660	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – AGM Insured	5/15 at 100.00	AA+	5,768,729

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,581,723

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	10/11 at 100.00	BBB	625,825
1,385	5.500%, 10/01/29 – RAAI Insured	10/11 at 100.00	BBB	1,385,097

1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A+	1,066,647

690	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	11/11 at 100.00	A+	691,118

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	No Opt. Call	A+	122,141
1,650	5.000%, 11/01/39	11/16 at 100.00	A+	1,596,623

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	11/11 at 100.00	A	3,502,625

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	3,805,934

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	476,635

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	Baa1	6,923,910

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	752,753

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,150	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	Baa1	1,183,189
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	Baa1	2,090,880
57,660	Total Health Care			56,950,415
	Housing/Single Family – 3.9%

880	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	AA	880,255

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$630	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	1/12 at 100.00	AA	$630,208

1,685	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	1/12 at 100.00	AA	1,750,917

2,655	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	1/12 at 100.00	AA	2,656,248

900	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	1/12 at 100.00	AA	900,846

2,160	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	2,126,822

2,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	2,825,368

1,400	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,382,724

450	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/12 at 100.00	AA	453,987

1,150	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/12 at 100.00	AA	1,177,968

690	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/12 at 100.00	AA	690,442

470	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/12 at 100.00	AA	482,826
15,870	Total Housing/Single Family			15,958,611
	Long-Term Care – 1.3%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	N/R	1,006,930

	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Series 2010A:
1,615	5.875%, 1/01/31	1/20 at 100.00	N/R	1,559,702
1,520	6.000%, 1/01/39	1/20 at 100.00	N/R	1,425,106

1,000	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	N/R	938,030

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	552,438
5,735	Total Long-Term Care			5,482,206
	Tax Obligation/General – 4.4%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,398,945

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,626,735

105	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	118,999

	North Carolina, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,211,760
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,169,340

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
$120	5.750%, 6/01/18	12/11 at 102.00	N/R	$122,720
125	5.750%, 6/01/19	12/11 at 102.00	N/R	127,805
125	5.750%, 6/01/20	12/11 at 102.00	N/R	127,779
130	5.750%, 6/01/21	12/11 at 102.00	N/R	132,872
105	5.750%, 6/01/22	12/11 at 102.00	N/R	107,306

	Wake County, North Carolina, Limited Obligation Bonds, Series 2010:
6,000	5.000%, 1/01/33	1/20 at 100.00	AA+	6,405,960
2,115	5.000%, 1/01/37	1/20 at 100.00	AA+	2,239,679
16,665	Total Tax Obligation/General			17,789,900
	Tax Obligation/Limited – 26.1%

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AA	1,071,140

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
1,665	6.750%, 8/01/24	8/18 at 100.00	N/R	1,465,067
4,000	7.250%, 8/01/34	8/18 at 100.00	N/R	3,391,200

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	A1	1,565,668

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA	1,399,253
3,990	5.000%, 2/01/22	2/13 at 100.00	AA	4,165,161

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	4,035,481

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,445,906

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,539,375

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,818,793

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,296,238

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	1,235,368

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AA–	2,385,452

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,220,402
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	996,013

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA+	3,030,740
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA+	1,647,710

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – AGM Insured	12/12 at 101.00	AA+	2,105,580

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA-	1,298,488

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	Aa3	1,955,554

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 – AGM Insured	4/14 at 100.00	AA+	1,839,938
1,715	5.250%, 4/01/21 – AGM Insured	4/14 at 100.00	AA+	1,819,975
715	5.250%, 4/01/22 – AGM Insured	4/14 at 100.00	AA+	754,961

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	$1,290,793

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	4,890,908

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,442,353
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,073,480

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,208,925
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,167,525

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,297,060

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	2,666,050

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,365,259

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AA	1,191,532
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AA	1,209,511

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA–	1,355,308
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA–	1,251,128
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA–	1,477,068
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA–	1,307,072

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AA–	1,487,689
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AA–	1,480,316
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AA–	1,472,746

15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	Aa2	1,891,950

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,464,529

280	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/13 at 101.00	A1	287,703

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA+	3,382,441

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA+	1,026,290

2,635	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	2,560,061

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	1,002,260

1,250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	1,275,163

100	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes,Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB	91,487

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aa2	1,047,540

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA	2,070,096

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA		$1,035,620

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3		1,789,029

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA+		1,736,501
114,430	Total Tax Obligation/Limited				106,778,856
	Transportation – 12.7%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	A+		6,385,740

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	A+		10,648,332

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A+		938,754

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	A+		5,076,700

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3		3,389,958

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
200	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA+		223,552
115	5.125%, 1/01/24 – AGC Insured	No Opt. Call	AA+		126,287
700	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA+		755,048
8,650	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+		9,207,320

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA+		5,146,584
19,700	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA+		4,662,596
14,435	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA+		3,219,294

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	1/12 at 100.00	AA+		711,292

1,375	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	No Opt. Call	Aa3		1,436,353
92,005	Total Transportation				51,927,810
	U.S. Guaranteed – 4.1% (4)

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+	(4)	519,102

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21 (Pre-refunded 2/01/12)	2/12 at 101.00	AA+	(4)	1,931,569

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 (Pre-refunded 2/01/15) – FGIC Insured	2/15 at 100.00	AA+	(4)	1,268,607

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – FGIC Insured	2/17 at 100.00	AA+	(4)	2,797,423

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa		1,293,430

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3	(4)	1,430,663

1,655	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R	(4)	1,915,265

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+	(4)	1,137,260

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$720	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 (Pre-refunded 9/01/12) – AMBAC Insured	9/12 at 101.00	A1	(4)	$760,853

780	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	819,850

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
480	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	506,731
430	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	453,706
490	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	517,288
530	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	559,219
40	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	42,043

620	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	A1	(4)	641,960
14,720	Total U.S. Guaranteed				16,594,969
	Utilities – 7.1%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	Aa2		1,053,970

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA+		4,030,078

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	A–		2,090,740

5,600	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–		6,004,096

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
590	5.500%, 1/01/17 – FGIC Insured	11/11 at 100.00	Baa1		591,634
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1		6,428,422
270	5.500%, 1/01/21	11/11 at 100.00	A–		270,521
5	5.500%, 1/01/21 – AGM Insured	No Opt. Call	AA+		5,013
380	6.000%, 1/01/22	No Opt. Call	A–		462,498
500	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1		608,550
60	6.000%, 1/01/26	No Opt. Call	A–		73,064

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–		369,335

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A		1,460,550

20	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/19 – NPFG Insured	1/13 at 100.00	A		21,027

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A		2,304,420

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A		1,087,061
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A		629,849

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1		1,543,080
26,505	Total Utilities				29,033,908
	Water and Sewer – 19.6%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA		1,040,160

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – AGM Insured	4/14 at 100.00	AA+		1,392,141

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA+		8,285,441

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$4,640	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	$4,887,683

2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,168,400

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,205,810

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,147,606

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	265,315

6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (5)	6/21 at 100.00	AAA	6,898,752

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25	6/15 at 100.00	AAA	1,806,661
610	5.000%, 6/01/26	6/15 at 100.00	AAA	648,595

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA+	5,983,344

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AA+	2,175,139

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	A2	4,037,320

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA+	3,814,930
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA+	1,629,885

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	555,335
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A+	1,101,873

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,618,936

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	12,797,346
30	4.500%, 3/01/36	3/16 at 100.00	AAA	30,555
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,358,110

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – AGM Insured	6/13 at 100.00	AA+	1,351,623

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – AGM Insured	6/15 at 100.00	AA+	5,115,347
75,595	Total Water and Sewer			80,316,307
$456,695	Total Investments (cost $400,630,361) – 102.0%			417,252,847
	Floating Rate Obligations – (3.1)%			(12,655,000)
	Other Assets Less Liabilities – 1.1% (6)			4,527,582
	Net Assets – 100%			$409,125,429

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

August 31, 2011

Investments in Derivatives

Forward Swaps outstanding at August 31, 2011:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$9,000,000	Receive	3-Month USD-LIBOR	3.346%	Semi-Annually	10/06/11	10/06/40	$(144,320)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$417,252,847	$—	$417,252,847
Derivatives:
Forward Swaps*	—	(144,320)	—	(144,320)
Total	$—	$417,108,527	$—	$417,108,527
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following tables present the fair value of all derivative instruments held by the Fund as of August 31, 2011, the location of these instruments on the Statements of Assets and Liabilities, and the primary underlying risk exposure.

	Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$—	Unrealized depreciation on forward swaps*	$144,320
*	Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

20	Nuveen Investments

At August 31, 2011, the cost of investments was $387,908,542.

Gross unrealized appreciation and gross unrealized (depreciation) of investments (excluding investments in derivatives) at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$19,610,365
Depreciation	(2,920,206)
Net unrealized appreciation (depreciation) of investments	$16,690,159

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collaterize the net payment obligations for investments in derivatives.

(6)	Other Assets Less Liabilities includes the value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives.

(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.1%

$290	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$242,594
	Education and Civic Organizations – 7.6%

3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	3,553,305

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	No Opt. Call	N/R	936,558
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,142,451
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,820,632

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA	11,686,619

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	3,720,231

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa1	1,613,745

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	580,093

5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	No Opt. Call	Aa1	5,409,850
28,750	Total Education and Civic Organizations			30,463,484
	Energy – 0.9%

3,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	2,538,450

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Ba2	941,090
4,000	Total Energy			3,479,540
	Health Care – 16.4%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	1/12 at 100.00	A3	3,062,142

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	990,009

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA+	2,298,900
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA+	1,091,180

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,011,500

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,112,830

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25	7/20 at 100.00	BBB+	915,073
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	201,854
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,292,275

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	99,752
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,803,450

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
$2,015	5.250%, 4/01/27	4/17 at 100.00	BBB+	$1,952,394
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	3,640,520

3,865	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	4,010,324

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – NPFG Insured	No Opt. Call	Baa1	1,058,100

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006A:
2,000	0.000%, 1/01/35	1/17 at 41.04	A	471,680
3,980	0.000%, 1/01/36	1/17 at 38.98	A	878,346
1,955	0.000%, 1/01/38	1/17 at 35.16	A	377,471
5,000	0.000%, 1/01/39	1/17 at 33.38	A	907,450
15,145	0.000%, 1/01/42	1/17 at 28.53	A	2,251,153

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,283,899

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA+	2,642,875

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	Aa2	7,672,275

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	4,493,750

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	2,064,500
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	3,544,450

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27 (4), (5)	11/17 at 100.00	N/R	371,850
92,875	Total Health Care			65,500,002
	Housing/Multifamily – 8.4%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.125%, 10/01/35	10/15 at 100.00	N/R	3,543,000

5,895	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,240,034

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Aprtments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,545,240

3,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 100.00	N/R	3,098,370

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	N/R	1,462,504

3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A–	3,852,173

5,600	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	5,734,568

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
$170	7.000%, 6/01/17	12/11 at 100.00	N/R	$171,661
485	7.250%, 6/01/32	12/11 at 100.00	N/R	487,512

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	9/11 at 101.00	Aaa	3,495,734

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	No Opt. Call	A–	438,285
3,700	5.850%, 10/01/46	No Opt. Call	A–	3,263,400
33,705	Total Housing/Multifamily			33,332,481
	Housing/Single Family – 1.8%

20	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/12 at 100.00	AA+	20,289

3,550	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 – AGM Insured (Alternative Minimum Tax)	11/11 at 100.00	AA+	3,550,994

20	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2003-1A, 5.100%, 1/01/33 (Alternative Minimum Tax)	7/12 at 100.00	AA+	20,020

300	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA+	306,456

1,155	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	1,188,576

2,265	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2010-1C, 4.500%, 7/01/25 (Alternative Minimum Tax)	No Opt. Call	AA+	2,249,892
7,310	Total Housing/Single Family			7,336,227
	Materials – 0.5%

2,000	Bradley County, Tennessee, Industrial Development Board Revenue Bonds, Olin Corporation Project, Series 1993C, 6.625%, 11/01/17	4/12 at 103.00	Ba1	2,056,800
	Tax Obligation/General – 15.7%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	Aa2	4,673,960

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	A+	2,399,085
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	A+	1,056,870

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	No Opt. Call	Aa1	267,968

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA+	1,077,030
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	AA+	1,071,000
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	AA+	1,064,750
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	AA+	1,043,210

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,467,921

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,336,696

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA+	6,225,878

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$4,000	Memphis, Tennessee, General Obligation Bonds, General Improvement Series 2011 Refunding, 5.000%, 5/01/36	5/21 at 100.00	AA	$4,296,280

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	727,284

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	AA+	1,466,465

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – NPFG Insured	No Opt. Call	Baa1	1,231,485

4,250	Pigeon Forge Industrial Development Board, Tennesse, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,431,263

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,208,090
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,591,486
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,178,364

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – NPFG Insured	5/14 at 100.00	Aa3	1,333,453

3,500	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,978,940

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,841,956

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa2	2,015,615

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,129,136

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,626,389

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aaa	1,084,180

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,746,194
56,060	Total Tax Obligation/General			62,570,948
	Tax Obligation/Limited – 0.8%

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+	1,908,033

1,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennesse, Tourism Tax Revenue Bonds, Series 2010-A1, 5.000%, 7/01/22	7/20 at 100.00	A1	1,108,270
2,790	Total Tax Obligation/Limited			3,016,303
	Telecommunication Services – 0.6%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	10/11 at 100.00	N/R	2,501,847
	Transportation – 2.5%

1,230	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	Baa1	1,262,128

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A2	3,717,578
300	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A2	332,019
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A2	2,482,304

2,500	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	2,334,225
9,545	Total Transportation			10,128,254

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 14.0% (6)

$1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	BBB	(6)	$1,437,783

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	11/11 at 100.00	BBB	(6)	2,546,039
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	11/11 at 100.00	Baa1	(6)	8,772,436

7,795	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1	(6)	7,822,516

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	AA	(6)	5,257,050

4,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA–	(6)	4,228,080

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		13,902,614

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15 (Pre-refunded 6/01/14)	6/14 at 100.00	Aa1	(6)	3,899,535

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	Aa1	(6)	2,305,100

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA+	(6)	324,307

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(6)	2,501,388
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(6)	1,498,699

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa		1,395,372
59,935	Total U.S. Guaranteed				55,890,919
	Utilities – 16.4%

5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33	3/18 at 100.00	AA		5,285,150

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
500	5.000%, 12/15/14 – SYNCORA GTY Insured	No Opt. Call	A2		534,000
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2		1,031,070
3,000	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A2		2,953,620
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A2		2,639,735
6,275	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A2		5,992,437

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	Aa2		5,120,950

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2		1,237,465
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2		2,657,275

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – AGM Insured	9/12 at 102.00	Aa3		1,170,433

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	11/11 at 100.00	AA+		9,022,589

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+		2,109,880

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	A3		3,110,340

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
$2,700	5.250%, 9/01/18	No Opt. Call	Ba3	$2,726,973
250	5.250%, 9/01/21	No Opt. Call	Ba3	248,395
4,745	5.250%, 9/01/22	No Opt. Call	Ba3	4,693,659
110	5.250%, 9/01/24	No Opt. Call	Ba3	107,635
2,450	5.250%, 9/01/26	No Opt. Call	Ba3	2,367,435

5,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R	4,823,900

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	BBB	450,545
100	5.000%, 2/01/21	No Opt. Call	BBB	99,380
250	5.000%, 2/01/22	No Opt. Call	BBB	247,370
600	5.000%, 2/01/23	No Opt. Call	BBB	590,640
100	5.000%, 2/01/24	No Opt. Call	BBB	97,886
4,760	5.000%, 2/01/27	No Opt. Call	BBB	4,569,410

1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–	1,720,260
65,575	Total Utilities			65,608,432
	Water and Sewer – 13.0%

645	Blountville Utility District of Sullivan County, Tennessee, Waterworks Revenue Bonds, Series 2009, 4.000%, 5/01/19	No Opt. Call	A	706,211

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	2,187,930

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	A1	1,028,090

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,292,800

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,592,266

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,957,392

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – NPFG Insured	9/14 at 100.00	Aa3	1,266,180
1,225	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	Aa3	1,310,824

10,610	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,055,513

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa3	5,576,747

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,256,680

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AA+	736,535

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – NPFG Insured	2/14 at 102.00	AAA	1,387,372
1,300	5.000%, 2/01/22 – NPFG Insured	2/14 at 100.00	AAA	1,378,299

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – AGM Insured	2/16 at 100.00	AAA	2,034,360

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA+	4,527,599

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	$5,195,150

520	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	11/11 at 100.00	A1	521,576
49,290	Total Water and Sewer			52,011,524
$414,825	Total Investments (cost $377,754,475) – 98.7%			394,139,355
	Other Assets Less Liabilities – 1.3%			5,364,753
	Net Assets – 100%			$399,504,108

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$393,767,505	$371,850	$394,139,355

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$249,500
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	122,350
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$371,850

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the

28	Nuveen Investments

capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $377,534,872.

Gross unrealized appreciation and gross unrealized (depreciation) of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$20,382,307
Depreciation	(3,777,824)
Net unrealized appreciation (depreciation) of investments	$16,604,483

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 28, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2011